7. Goodwill And Intangible Assets,Net (Tables)	12 Months Ended
Dec. 31, 2013
Goodwill And Intangible Assetsnet Tables
Intangible assets in the consolidated balance sheets

	Weighted Average Amortization Period	Gross Carrying Amount	Accumulated Amortization	Net Book Value
Customer relationship	4.48 years	¥36,270,003	¥36,270,003	¥-	$-
Software	5 years	6,588,516	6,588,516	-	-
Internally generated software	4 years	66,791,484	33,565,677	33,225,807	5,488,512
Trademark	Indefinite	376,000	-	376,000	62,111
Balance at December 31, 2013		¥110,026,003	¥76,424,196	¥33,601,807	$5,550,623

	Weighted Average Amortization Period	Gross Carrying Amount	Accumulated Amortization	Net Book Value
Customer relationship	4.48 years	¥36,270,003	¥36,270,003	¥-
Software	5 years	6,588,516	6,298,813	289,703
Internally generated software	4 years	51,752,702	30,202,201	21,550,501
Trademark	Indefinite	376,000	-	376,000
Balance at of December 31, 2012		¥94,987,221	¥72,771,017	¥22,216,204

Estimated Amortization Expenses
	Chinese Yuan
	(Renminbi)	U.S. Dollars
For the years ending December 31,
2014	¥6,771,683	$1,118,602
2015	9,227,112	1,524,210
2016	7,988,308	1,319,574
2017	6,423,361	1,061,064
2018	2,815,343	465,062
Thereafter	-	-